Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 552,041	$ 551,749
Accumulated Amortization	(435,580)	(423,968)
Other intangible assets, net	116,461	127,781
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	403,035	403,180
Accumulated Amortization	(309,542)	(300,780)
Other intangible assets, net	93,493	102,400
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	20,975	19,396
Accumulated Amortization	(11,041)	(10,246)
Other intangible assets, net	9,934	9,150
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,161	22,286
Accumulated Amortization	(16,940)	(15,936)
Other intangible assets, net	5,221	6,350
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	102,634	102,520
Accumulated Amortization	(94,821)	(92,639)
Other intangible assets, net	7,813	9,881
Capitalized software development costs [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	3,236	4,367
Accumulated Amortization	(3,236)	(4,367)
Other intangible assets, net	$ 0	$ 0